INCOME TAXES - COMPONENTS OF DEFERRED TAX ASSETS (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
- Allowance for doubtful accounts	$ 2,115,000		¥ 12,323,000	¥ 14,726,000
- Deferred revenue	316,000		2,407,000	2,198,000
- Accruals	2,325,000		25,993,000	16,183,000
- Tax losses	24,956,000		134,855,000	173,740,000
- Property and equipment	297,000		2,105,000	2,070,000
- Intangible assets	211,000		1,469,000	1,469,000
- Long-term investment impairment	138,000		960,000	960,000
- Impairment loss for long lived assets	636,000		24,663,000	4,425,000
- Unrealized profit	10,323,000		71,868,000	71,868,000
Less: valuation allowance	(41,317,000)		(276,643,000)	(287,639,000)
Total Deferred tax assets	0			¥ 0
Change in the valuation allowance	$ 1,579,000	¥ 10,996,000	¥ 79,052,000